Unaudited consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 52,550,587	$ 304,101
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	8,690,061	4,902,831
Amortization of deferred finance charges	474,039	29,470
Amortization of operating lease right-of-use asset	31,349
Share based compensation	1,091,189
Impairment loss	8,996,023	0
Dividend income from related party	(20,833)	0
Changes in operating assets and liabilities:
Trade and other receivables	(3,360,823)	(2,172,381)
Other current assets	(136,130)	(581,331)
Inventories	(2,062,365)	(4,676,485)
Changes in operating lease liabilities	(31,349)
Advances and prepayments	(373,262)	(393,340)
Trade accounts payable	500,001	4,288,624
Balances with related parties	(2,752,024)	(745,505)
Accrued liabilities	1,020,949	606,679
Deferred income	(801,066)	(291,822)
Net cash provided by operating activities	63,816,346	1,270,841
Cash flows from investing activities:
Acquisition and improvement of vessels	(26,284,405)	(79,022,533)
Placement of time deposits	(61,912,900)
Maturity of bank time deposits	68,000,000
Net cash used in investing activities	(20,197,305)	(79,022,533)
Cash flows from financing activities:
Proceeds from equity offerings	12,095,253	167,572,515
Stock issuance costs	(198,587)	(10,767,944)
Dividends paid on preferred shares	(870,494)	(870,492)
Loan repayments	(70,438,500)	(2,402,000)
Cash retained by C3is Inc. at spin-off	(5,000,000)
Net cash provided by/ (used in) financing activities	(64,412,328)	153,532,079
Net increase/(decrease) in cash, cash equivalents and restricted cash	(20,793,287)	75,780,387
Cash, cash equivalents and restricted cash at the beginning of the year	57,506,919	6,341,059
Cash, cash equivalents and restricted cash at the end of the period	36,713,632	82,121,446
Supplemental cash flow information:
Interest paid	1,735,054	305,349
Non cash investing activity – Vessel improvements included in liabilities	322,527	51,580
Non cash financing activity – Dividend on Preferred Series C included in Balances with related parties	185,000
Non-cash investing and financing activity – Distribution of net assets of C3is Inc. to shareholders and warrantholders	20,957,952
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	36,713,632	79,135,753
Restricted cash – Current assets	0	485,693
Restricted cash – Non current assets	0	2,500,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 36,713,632	$ 82,121,446